Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock
10. Common Stock
As of June 30, 2022, the authorized capital stock of the Company included 150,000,000 shares of common stock, $0.0001 par value. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock set forth above.
In connection with the Settlement Agreement, the Company sold 97,561 shares of common stock to Maxim for aggregate proceeds of $1.0 million in a private placement.
Each share of common stock entitles the holder to one vote, together with the holders of the preferred stock on an as converted to common stock basis, on all matters submitted to the stockholders for a vote. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the preferred stock. Through June 30, 2022, no cash dividends have been declared or paid.

As of June 30, 2022, the Company has reserved the following shares of common stock for future issuance:

Exercise of outstanding stock options	1,618,441
Available for issuance under equity compensation plans	441,397
Exercise of outstanding common stock warrants	11,041,432
Conversion of Series A Preferred Stock	1,028,265

Total shares of authorized common stock reserved for future issuance	14,129,535

10. Common Stock
All common stock share amounts have been retroactively adjusted to reflect the Transaction and reverse recapitalization as described in Note 1.
Following the closing of the Transaction, the Company is authorized to issue 150,000,000 shares of common stock, $0.0001 par value. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock.
Each share of common stock entitles the holder to one vote, together with the holders of the preferred stock, on all matters submitted to the stockholders for a vote. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the preferred stock. Through December 31, 2021, no cash dividends have been declared or paid.
As of December 31 2021, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for conversion of preferred stock	10,835,366
Shares reserved for exercise of outstanding stock options	2,689,935
Shares reserved for issuance under equity compensation plans	262,616

Total shares of authorized common stock reserved for future issuance	13,787,917